SHARE-BASED COMPENSATION EXPENSES - Share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 17, 2021	Nov. 16, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Vested and exercisable at June 30, 2020			0
Number of shares, Granted	478,500	90,000
Number of shares, Vested and exercisable at June 30, 2021			568,500	0
Weighted average exercise price, Vested and exercisable at June 30, 2020 (in dollars per share)			$ 0
Weighted average exercise price, Granted	$ 11.85	$ 11.85	11.85
Weighted average exercise price, Vested and exercisable at June 30, 2021 (in dollars per share)			$ 11.85	$ 0
Weighted average remaining contractual life (years), Outstanding			9 years 7 months 28 days	0 years
Weighted average remaining contractual life, Granted	9 years 11 months 12 days	10 years
Aggregate intrinsic value, Granted	$ 1,165
Aggregate intrinsic value, Vested and exercisable (in dollars)			$ 1,734	$ 0